Risk Report - Credit Risk Management - IFRS 9 1 Forward-looking Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	[1],[2]	Dec. 31, 2021	[3],[4]
Year 1 (4 quarter avg) [Member]
Commodity [Abstract]
Commodity - Gold	1,745.84		1,764.58
Commodity - WTI	90.19		73.19
Credit [Abstract]
Credit - CDX Emerging Markets	260.99		231.80
Credit - CDX High Yield	489.77		353.42
Credit - CDX IG	85.33		59.53
Credit High Yield Index	4.46		3.95
Credit - ITX Europe 125	101.26		61.37
Equity [Abstract]
Equity - MSCI Asia	1,178		1,543
Equity - Nikkei	28,427		29,673
Equity - S&P 500	3,933		4,777
GDP [Abstract]
GDP - Developing Asia	3.95%		3.78%
GDP - Emerging Markets	3.31%		3.72%
GDP - Eurozone	0.87%		4.67%
GDP - Germany	(0.26%)		3.35%
GDP - Italy	0.32%		5.17%
GDP - USA	0.62%		4.46%
Real Estate Prices - US CRE Index	352.41		348.86
Unemployment [Abstract]
Unemployment - Eurozone	7.03%		7.41%
Unemployment - Germany	3.22%		3.13%
Unemployment - Italy	8.24%		9.18%
Unemployment - Japan	2.56%		2.73%
Unemployment - Spain	13.06%		14.26%
Unemployment - USA	4.05%		4.05%
Year 2 (4 quarter avg) [Member]
Commodity [Abstract]
Commodity - Gold	1,797.74		1,696.51
Commodity - WTI	88.79		68.21
Credit [Abstract]
Credit - CDX Emerging Markets	239.03		268.64
Credit - CDX High Yield	476.53		399.62
Credit - CDX IG	84.94		63.98
Credit High Yield Index	4.31		4.46
Credit - ITX Europe 125	96.50		69.93
Equity [Abstract]
Equity - MSCI Asia	1,176		1,514
Equity - Nikkei	29,287		30,764
Equity - S&P 500	4,011		5,033
GDP [Abstract]
GDP - Developing Asia	4.60%		6.26%
GDP - Emerging Markets	3.94%		5.38%
GDP - Eurozone	0.53%		2.91%
GDP - Germany	1.00%		2.86%
GDP - Italy	0.68%		2.33%
GDP - USA	0.61%		2.79%
Real Estate Prices - US CRE Index	343.97		377.26
Unemployment [Abstract]
Unemployment - Eurozone	7.15%		7.07%
Unemployment - Germany	3.33%		2.83%
Unemployment - Italy	8.53%		8.92%
Unemployment - Japan	2.42%		2.53%
Unemployment - Spain	12.98%		13.66%
Unemployment - USA	4.75%		3.68%

[1]	MEV as of December 12, 2022 which barely changed until December 30, 2022
[2]	Year 1 equals fourth quarter of 2022 to third quarter of 2023, Year 2 equals fourth quarter of 2023 to third quarter of 2024.
[3]	MEV as of 31 December 2021; MEV outside the calibrated range were adjusted either in the model or via a management overlay as discussed further below.
[4]	Year 1 equals fourth quarter of 2021 to third quarter of 2022, Year 2 equals fourth quarter of 2022 to third quarter of 2023.